SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.   SUBSEQUENT EVENTS

  On October 24, 2012, Agnico-Eagle announced that the Board of Directors approved the payment of a quarterly cash dividend of $0.20 per common share, payable on December 17, 2012 to holders of record of the common shares of the Company on December 3, 2012.